Segment and Revenue by Geography and By Major Customer - Schedule of Revenue by Geography, Based on the Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	$ 70,625	$ 57,859	$ 84,161
Domestic (Israel) [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	470	696	3,086
China [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	10,612	9,328	9,578
Hong Kong [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	9,134	5,630	7,211
Portugal [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	9,181	7,768	1,386
United States [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	9,640	7,723	7,330
Germany [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	2,595	2,423	8,347
Hungary [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	9,023	12,634	21,126
Other [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	$ 19,970	$ 11,657	$ 26,097